Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Tax Expense
The following table sets forth the income tax expense of the Group for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	4,254,978	5,570,012	13,105,863
Deferred income tax	1,861,719	63,253	(6,414,745)

	6,116,697	5,633,265	6,691,118

Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses
The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	19,433,841	17,909,505	23,400,178
Income tax calculated at the PRC statutory tax rate of 25%	4,858,460	4,477,376	5,850,045
Tax effect of:
Reversal of deferred tax assets recognized in prior years	190,104	3,643	381,456
Differential income tax rates applicable to subsidiaries (Note a, b, c, d and e)	350,051	756,392	263,707
Expenses and losses not deductible for tax purposes	530,638	262,843	245,097
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	244,187	280,251	210,748
Income not subject to tax	(36,536)	(99,378)	(19,640)
Utilization of previously unrecognized deferred tax assets	(5,163)	(14,711)	(24,649)
Research and development tax credit	—	(38,680)	(39,038)
Effect of tax rate changes on deferred income taxes	(37,959)	—	(42,929)
Others	22,915	5,529	(133,679)

Income tax expense	6,116,697	5,633,265	6,691,118